                       OPPENHEIMER SENIOR FLOATING RATE FUND
                       Supplement dated July 17, 2001 to the
                         Prospectus dated November 30, 2000

The Prospectus is changed as follows:

1.    The Supplement dated June 4, 2001, to the Prospectus is withdrawn.

2.    All references in the Prospectus to the number of shares of the Fund registered with the Securities and Exchange Commission are revised to reflect the registration of an additional 10,000,000 Class B shares on June 4, 2001, bringing the total shares registered to 15,100,000 Class A shares, 36,000,000
    Class B shares and 53,900,000 Class C shares.

3.    The second and third sentences of the first paragraph on the front cover of the Prospectus are deleted and replaced by the following:

         The Fund seeks to  achieve  its goal  primarily  by  investing  at least 80% of its net  assets  (plus the amount of  borrowings  for investment  purposes) in floating or adjustable  rate senior loans that  are  made  to  U.S.  and  foreign  borrowers.  Under  normal circumstances,  the  Fund  can  invest  the  remainder  of its net assets in other securities.

4.    The  first  sentence  of the  fourth  paragraph  on  the  front  cover  of the
    Prospectus is deleted and replaced by the following:

         The Fund's Statement of Additional  Information dated November 30,
         2000,  revised June 4, 2001, and supplemented July 17, 2001, which the Fund may amend  from  time to time,  has been  filed  with the
         Securities  and  Exchange   Commission  and  is   incorporated  by
         reference into this Prospectus.

5.    The first three paragraphs on page 2 of the Prospectus are deleted and replaced by the following:

         The Fund has three  classes  of  shares:  Class A shares,  Class B shares and Class C shares.  Please  refer to "How to Buy  Shares."
         As a business trust,  the Fund is authorized to issue an unlimited number  of  shares  of  each  Class  and to  date  has  registered
         15,100,000   Class  A  shares,   36,000,000  Class  B  shares  and
         53,900,000  Class C shares.  Shares are offered to the public at a price equal to the net asset value per share.

         Class A shares may be  purchased  without  any sales  charge,  but only by  investment  advisers  and  financial  planners for "wrap"
         accounts  if  they  have  a  special  agreement  with  the  Fund's
         Distributor,  or by  exchange  of Class A shares of certain  other
         Oppenheimer  funds. Class B and Class C shares are offered without any  initial  sales  charge,  but those  shares are  subject to an annual service fee, an annual  asset-based  distribution  fee, and
         an  Early  Withdrawal   Charge.   Certain  waivers  of  the  Early
         Withdrawal  Charges may apply.  The price of the Fund's  shares of each Class will  fluctuate,  depending on the respective net asset values per share.  The Distributor  will pay sales  concessions to participating dealers from its own assets at the time of sale.

         The Fund  intends  to invest the net  proceeds  of the sale of its shares in portfolio  securities  as soon as is  practicable  after receipt of the proceeds.

6.    The first sentence of the first paragraph of the section entitled "What Does the Fund Invest In?" on page 6 is deleted and replaced by the following:

         Under  normal  circumstances  the Fund will invest at least 80% of its  net  assets  plus  the  amount  of  any  Fund  borrowing  for
         investment   purposes  in  floating   (sometimes  referred  to  as
         "adjustable")  rate loans made to U.S. and foreign  borrowers that are corporations,  partnerships or other business entities.  While most of  these  loans  will be  collateralized,  the Fund can also invest up to 10% of its net assets (plus the amount of  borrowings
         for   investment   purposes)   under   normal   circumstances   in
         uncollateralized  floating  rate  loans if they are  rated  "A" or higher by a rating  agency  (or,  if  unrated,  are  deemed by the
         Manager  to be of  comparable  quality).  Collectively,  these are referred to as "Senior Loans" in this Prospectus.

7.    The first sentence of the second paragraph of the section entitled "What Does the Fund Invest In?" on page 6 is deleted and replaced by the following:

         The Fund can  invest the  remainder  of its net assets in cash and other securities,  such as unsecured floating rate loans,  secured or unsecured  fixed-rate loans,  collateralized  loan obligations,
         investment-grade   short-term  debt   obligations  and  repurchase
         agreements, under normal circumstances.

8.    In "What  are the  Main  Risks of  Investing  in the  Fund?"  the  first  full sentence  on page 7 is  changed  to  read:  "Most,  but not all,  of the  Fund's investments  in  Senior  Loans  must be  collateralized,  and the  Fund's  other investments need not be collateralized."

9.    The  Financial  Highlights  table on page 9 of the  Prospectus  is deleted and replaced by the following:

Financial
Highlights
                  Class A          Class B           Class C
                  -----------      ------------      -----------
                  Six Months  PerioSix Months  PeriodSix        Period
                  Ended       EndedEnded       Ended Months     Ended
                  January          January           Ended
                  31, 2001         31, 2001          January
                  (Unaudited)      (Unaudited)       31, 2001
                                                     (Unaudited)
                              July             July             July
                              31,              31,              31,
                              2000             2000             2000
                              (1)              (1)              (1)
----------------------------------------------------------------------
Per Share
Operating Data
Net asset value,
beginning of         $9.96    $10.00  $9.97    $10.00  $9.97    $10.00
period
----------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment        .50     .71      .48      .67     .48      .67
income
Net realized and
unrealized loss      (.10)    (.04)   (.10)    (.03)   (.10)    (.04)
                  ----------------------------------------------------
Total income
from investment       .40     .67      .38      .64     .38      .63
operations

----------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from
net investment       (.50)    (.71)   (.48)    (.67)   (.48)    (.66)
income
                  ----------------------------------------------------
Net asset value,
end of period        $9.86    $9.96   $9.87    $9.97   $9.87    $9.97
                  ====================================================

----------------------------------------------------------------------
Total Return, at
Net Asset            3.42%    6.94%   3.20%    6.56%   3.20%    6.51%
Value(2)
----------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end
of period (in       $41,881   $22,42$183,553   $98,343$340,762  $194,933
thousands)
----------------------------------------------------------------------
Average net
assets (in          $36,578   $     $141,676   $49,122$276,657  $
thousands)                    6,600                             82,761
----------------------------------------------------------------------
Ratios to average net
assets: (3)
Net investment
income               8.62%    8.30%   8.14%    7.80%   8.12%    7.79%
Expenses             1.24%    1.26%   1.63%    1.76%   1.65%    1.77%
Expenses, net of indirect
expenses and
waiver of            1.03%    0.87%   1.42%    1.37%   1.44%    1.38%
expenses
----------------------------------------------------------------------
Portfolio             38%     62%      38%      62%     38%      62%
turnover rate

1.  For the period from September 8, 1999 (inception of
offering) to July 31, 2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period
(or inception of offering), with all dividends and distributions reinvested in additional shares on the
reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one
full year.

10.   The second sentence of the first paragraph of the section entitled "Possible
    Limited Availability of Senior Loans" on page 11 is deleted and replaced by the following:

         There  is a risk  that  the  Fund  may  not be able  to  invest  a sufficient  amount  in  Senior  Loans at all times to meet its 80%
         asset investment requirement.

11.   The first two bullet points of the second sentence of the section entitled
    "What Are the Fund's Principal Investment Policies" on page 14 are deleted and replaced by the following:

         Under normal circumstances:

o     the Fund will invest at least 80% of its net assets plus the amount of any
            Fund borrowings for investment purposes in Senior Loans, rated
            B or higher by one or more rating organizations, or, if
            unrated, determined to be of comparable quality by the Manager.

o     the Fund may invest the remainder of its assets in other investments, including:

12.   In  "Senior  Loans" the last  sentence  of the first  paragraph  on page 15 is changed to read:  "Most, but not all, of the Fund's  investments in Senior Loans
    must  be   collateralized,   and  the  Fund's  other  investments  need  not  be
    collateralized, as discussed below."

13.   The first sentence of the first paragraph of the section entitled "Does the
    Fund Have Collateral Requirements for Senior Loans" on page 18 is changed to begin as follows:  "Most, but not all, of the Senior Loans in which the Fund invests must be fully collateralized with one or more of..."

14.   The first sentence of the third paragraph of the section entitled "Does the
    Fund Have Collateral Requirements for Senior Loans" on page 18 is removed.

15.   The fourth sentence of the first paragraph of the section entitled "Does the
    Fund Have Credit Quality Standards for Senior Loans" on page 18 is deleted and replaced by the following:

         The Fund  will  invest in  collateralized  Senior  Loans  that are rated  "B" or higher by one or more  rating  organizations  and in uncollateralized  Senior Loans that are rated "A" or higher by one or more rating  organizations,  or, if unrated,  determined by the
         Manager to be of  comparable  quality.  Senior  Loans rated "A" or higher  are in the top  three  investment  grades of  Moody's  and
         Standard  &  Poor's.  "A"  rated  loans  are  considered  to  have adequate credit  parameters and the higher rating helps compensate for the lack of collateral for these loans.

16.   The first sentence of the first paragraph of the section entitled
    "Collateral" on page 20 is deleted and replaced by the following:

         Most,  but not all,  of Senior  Loans that the Fund will  purchase must be backed by collateral,  as discussed in "Does the Fund Have
         Collateral Requirements for Senior Loans?".

17.   The first sentence of the section entitled "Other Investments" on page 21 is deleted and replaced by the following:

         Under normal circumstances, the Fund can invest the balance of its assets in investments other than Senior Loans.

18.   Throughout the remainder of the Prospectus, references to the requirement that the Senior Loans in which the Fund invests must be fully collateralized are amended to reflect the Fund's revised definition of Senior Loans, which allows uncollateralized floating rate loans rated "A" or better (or judged to be of comparable quality by the Manager, if unrated) to be included in the definition of "Senior Loans" subject to investment limits.

19.   The first heading and first paragraph on page 53 of the Prospectus is deleted and replaced by the following:

         Table of  Contents  of the  Statement  of  Additional  Information
         dated  November  30, 2000,  revised June 4, 2001 and  supplemented
         July 17, 2001

         This  is  the  Table  of  Contents  of  the  Fund's  Statement  of
         Additional  Information  dated November 30, 2000,  revised June 4,
         2001 and  supplemented  July 17, 2001.  It should be read together with the  Prospectus.  You can obtain the  Statement of Additional
         Information   by   writing   to   the   Fund's   Transfer   Agent,
         OppenheimerFunds  Services,  at P.O.  Box 5270,  Denver,  Colorado
         80217,  or by calling the Transfer  Agent at the toll-free  number shown on the back cover.

July 17, 2001                                                 PS0291.011

                       OPPENHEIMER SENIOR FLOATING RATE FUND
                       Supplement dated July 17, 2001 to the
                        Statement of Additional Information
                   Dated November 30, 2000, revised June 4, 2001

The Statement of Additional Information is changed as follows:

1.   The first sentence of the first paragraph of the section entitled
    "Collateral" on page 3 is deleted and replaced by the following:

         Most,  but not all, of the Senior  Loans in which the Fund invests are secured by the borrower's collateral.

2.   The third sentence of the second paragraph of the section entitled
    "Collateral" on page 3 is deleted and replaced by the following:

         The Fund may invest in Senior Loans that are not secured by specific collateral.  Those loans must be rated "A" or higher by a rating agency (or, if unrated, they must be deemed by the
          Manager to be of comparable quality), and may not constitute more than 10% of the Fund's net assets (plus the amount of borrowings for investment purposes).  The remainder of the
          Fund's assets may be invested in loans that are unsecured.

3.   The third and fourth  sentences of the third paragraph of the section entitled
    "Credit Risk" on page 10 are deleted and replaced by the following:

         Although at least 80% of the Fund's net assets (plus the amount of borrowings for investment purposes) will normally be invested in Senior Loans rated "B" or better (or that have, in the
         Manager's judgment, a comparable quality, if unrated), a "B"
         rating is below investment grade.

4.   Throughout the remainder of the Statement of Additional Information, references to the requirement that the Senior Loans in which the Fund invests must be fully collateralized are amended to reflect the Fund's revised definition of Senior Loans, which allows uncollateralized floating rate loans rated "A" or better (or judged to be of comparable quality by the Manager, if unrated) to be included in the definition of "Senior Loans" subject to investment limits.

July 17, 2001                                                 PX0291.002